Intangible Assets	12 Months Ended
Jun. 30, 2020
Intangible assets [abstract]
Intangible assets
12.	Intangible assets

Changes in the Group's intangible assets for the fiscal years ended June 30, 2020 and 2019 are as follows:

	Goodwill	Software	Right to receive units (Barters) (ii)	Others	Total
As of June 30, 2018
Costs	274,544	234,798	129,395	335,739	974,476
Accumulated depreciation	-	(68,206)	-	(234,729)	(302,935)
Net book amount as of 06.30.18	274,544	166,592	129,395	101,010	671,541
Additions	-	185,115	760	-	185,875
Transfers	-	-	(1,156)	-	(1,156)
Impairment (iii)	(184,393)	-	-	-	(184,393)
Amortization charge (i)	-	(75,219)	-	(16,702)	(91,921)
As of June 30, 2019	90,151	276,488	128,999	84,308	579,946
Costs	90,151	419,913	128,999	335,739	974,802
Accumulated depreciation	-	(143,425)	-	(251,431)	(394,856)
Net book amount as of 06.30.19	90,151	276,488	128,999	84,308	579,946
Additions	-	20,743	631,845	-	652,588
Disposals	-	(4,649)	-	-	(4,649)
Transfers	-	-	(64,045)	-	(64,045)
Amortization charge (i)	-	(141,335)	-	(4,772)	(146,107)
As of June 30, 2020	90,151	151,247	696,799	79,536	1,017,733
Costs	90,151	436,007	696,799	335,739	1,558,696
Accumulated depreciation	-	(284,760)	-	(256,203)	(540,963)
Net book amount as of 06.30.20	90,151	151,247	696,799	79,536	1,017,733

(i)	As of June 30, 2020 and 2019, depreciation charges were charged to "Costs" in the amount of ARS 65,020 and ARS 38,272, respectively, to "General and administrative expenses" in the amount of ARS 79,951 and ARS 52,487, respectively and to "Selling expenses" in the amount of ARS 1,136 and ARS 1,162, respectively, in the Statements of Comprehensive Income (Note 26).
(ii)	Corresponds to in kind receivables representing the right to receive residential apartments in the future under barter transactions (Note 33).
(iii)	Corresponds to impaired goodwill of La Arena S.A..